Defined Contribution Plan (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Retirement Benefits [Abstract]
Defined contribution plan expense	$ 9.1	$ 8.3	$ 7.2